Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	$ 18,475	$ 41,708
Cost of sales	(18,035)	(37,473)
Gross profit	440	4,235
Expenses
Sales and administration	9,526	7,812
Stock-based compensation	1,380	1,353
Amortization	2,572	872
Interest and finance costs	2,258	716
Gain on modification of debt	(803)
Foreign exchange loss	3,253	341
Expenses	18,186	11,094
Loss before taxes	(17,746)	(6,859)
Current income tax expense	202	464
Net loss	$ (17,948)	$ (7,323)
Loss per share
Basic & diluted	$ (0.45)	$ (0.24)
Weighted average number of common shares outstanding
Basic & diluted	39,650,426	30,827,688
Vehicle Sales [Member]
Revenue
Revenue	$ 13,165	$ 38,197
Other [Member]
Revenue
Revenue	$ 5,310	$ 3,511